Calvert
Responsible Municipal Income Fund
September 30, 2020
Schedule of Investments (Unaudited)

Corporate Bonds — 1.9%

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical — 0.7%
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	$2,000	$ 2,163,375
		$ 2,163,375
Other Revenue — 1.2%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$4,000	$ 4,081,180
		$ 4,081,180
Total Corporate Bonds (identified cost $6,000,000)		$ 6,244,555

Tax-Exempt Municipal Obligations — 87.9%

Security	Principal Amount (000's omitted)	Value
Bond Bank — 14.9%
California Infrastructure and Economic Development Bank, (Clean Water State Revolving Fund), Green Bonds, 5.00%, 10/1/31	$1,000	$ 1,307,800
Connecticut, (Revolving Fund):
Green Bonds, 4.00%, 2/1/37	3,000	3,598,170
Green Bonds, 5.00%, 5/1/34	1,140	1,418,707
Illinois Finance Authority, (Clean Water Initiative Revolving Fund):
5.00%, 7/1/32	1,500	1,880,130
Green Bonds, 5.00%, 7/1/37	8,000	10,348,560
Indiana Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 2/1/29	2,000	2,499,080
Iowa Finance Authority, (Revolving Fund), Green Bonds, 5.00%, 8/1/35	1,500	1,936,725
Oklahoma Water Resources Board:
4.00%, 10/1/31	120	152,894
4.00%, 10/1/32	430	542,522
4.00%, 10/1/34	150	186,917
Rhode Island Infrastructure Bank, (Safe Drinking Water Revolving Fund), Green Bonds, 4.00%, 10/1/34	2,650	3,294,083
Texas Water Development Board, (Revolving Fund):
4.00%, 8/1/34	5,000	6,193,700
4.00%, 8/1/37	2,750	3,361,298
Texas Water Development Board, (State Water Implementation Revenue Fund), 5.00%, 10/15/27	2,500	3,245,050
Wisconsin, Environmental Improvement Fund Revenue:
Green Bonds, 5.00%, 6/1/34	1,295	1,710,410
Green Bonds, 5.00%, 6/1/37	5,035	6,554,160
		$48,230,206
Security	Principal Amount (000's omitted)	Value
Education — 10.9%
Adams County General Authority, PA, (Gettysburg College):
5.00%, 8/15/27	$1,330	$ 1,674,257
5.00%, 8/15/29	1,720	2,222,773
Arizona State University:
4.00%, 7/1/42	1,500	1,786,950
Green Bonds, 5.00%, 7/1/39	2,000	2,556,040
Green Bonds, 5.00%, 7/1/41	3,000	3,482,670
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/33	920	1,148,243
Green Bonds, 5.00%, 10/1/36	765	942,403
Green Bonds, 5.00%, 10/1/38	730	892,732
Colorado State University:
4.00%, 3/1/26	210	247,943
5.00%, 3/1/27	225	285,206
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	360	392,728
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/33	500	654,885
Grand Valley State University, MI, 5.00%, 12/1/33	1,000	1,178,710
Indiana Finance Authority, (Butler University), 5.00%, 2/1/31	1,130	1,240,378
Ivy Tech Community College, IN:
5.00%, 7/1/28	1,575	2,054,257
5.00%, 7/1/29	925	1,229,491
Kansas Development Finance Authority, (Wichita State University), 3.00%, 6/1/31	1,925	2,141,928
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
5.00%, 9/1/27	350	424,666
5.00%, 9/1/28	225	277,081
5.00%, 9/1/29	400	499,892
Massachusetts School Building Authority, Social Bonds, 5.00%, 8/15/35	1,500	2,007,540
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	670	781,602
New York Dormitory Authority, (Cornell University), Green Bonds, 5.00%, 7/1/26	500	630,970
Ohio State University, 5.00%, 12/1/29	1,915	2,590,535
Pennsylvania Higher Educational Facilities Authority, (State System of Higher Education), 4.00%, 6/15/36	1,550	1,719,942
University of Arizona, Green Bonds, 5.00%, 6/1/42	2,000	2,369,960
		$35,433,782
Electric Utilities — 1.6%
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/31	$1,000	$1,294,190
Southern California Public Power Authority, Green Bonds, 5.00%, 7/1/30	1,500	1,720,230

Calvert
Responsible Municipal Income Fund
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Trinity Public Utilities District Authority, CA, Green Bonds, 4.00%, 4/1/29	$1,120	$ 1,319,382
Utah Associated Municipal Power Systems, 5.00%, 9/1/30	655	829,859
		$ 5,163,661
Escrowed/Prerefunded — 1.1%
Honolulu City and County, HI, Prerefunded to 12/1/20, 5.00%, 12/1/34	$1,000	$ 1,008,060
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	85	116,573
Rhode Island Clean Water Finance Agency, (Water Pollution Control Revolving Fund):
Prerefunded to 10/1/23, 5.00%, 10/1/30	1,000	1,143,690
Prerefunded to 10/1/23, 5.00%, 10/1/31	1,000	1,143,690
		$3,412,013
General Obligations — 21.5%
Bexar County, TX, 4.00%, 6/15/32	$2,000	$2,332,420
California:
Green Bonds, 3.75%, 10/1/37	1,000	1,074,070
4.00%, 9/1/32	1,000	1,165,920
Connecticut, Green Bonds, 5.00%, 11/15/31	1,000	1,151,440
Desert Sands Unified School District, CA, (Election of 2014), 5.00%, 8/1/39	2,000	2,487,040
Fort Bend Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/26	750	948,278
Franklin Regional School District, PA, 5.00%, 5/1/27	100	127,532
Fremont Union High School District, CA, 4.00%, 8/1/36	1,500	1,751,535
Hawaii, 4.00%, 10/1/34	2,000	2,297,020
Johnson County Unified School District No. 229, KS, 3.00%, 10/1/28	2,000	2,349,720
Lake Stevens School District No. 4, WA, 4.00%, 12/1/35	2,460	2,781,694
Lewisville Independent School District, TX , (PSF Guaranteed), 4.00%, 8/15/36	5,595	6,821,032
Los Rios Community College District, CA, 4.00%, 8/1/33	2,000	2,377,560
Massachusetts, Green Bonds, 5.00%, 4/1/37	2,000	2,455,740
Matanuska-Susitna Borough, AK, 4.50%, 7/1/29	1,670	1,993,462
Mesa Unified School District No. 4, AZ, 5.00%, 7/1/27	1,000	1,283,090
Milwaukee Metropolitan Sewerage District, WI, Green Bonds-Climate Bond Certified, 4.00%, 10/1/30	3,615	4,538,994
New York, NY, 5.00%, 8/1/26	2,000	2,295,760
North East Independent School District, TX, (PSF Guaranteed), 5.25%, 2/1/26	1,000	1,250,630
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN:
4.00%, 2/1/31	1,000	1,197,040
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN: (continued)
5.00%, 2/1/33	$650	$ 818,870
Northside Independent School District, TX:
(PSF Guaranteed), 4.00%, 8/1/31	930	1,158,631
(PSF Guaranteed), 4.00%, 8/1/32	400	495,200
Oxnard Union High School District, CA, (Election of 2018), 4.00%, 8/1/37	2,000	2,372,480
Passaic County Improvement Authority, NJ, (Paterson Board of Education):
Green Bonds, 3.00%, 2/1/42	1,175	1,264,030
Green Bonds, 4.00%, 2/1/32	300	372,765
Green Bonds, 4.00%, 2/1/33	250	308,483
Salem-Keizer School District No. 24J, OR, 4.00%, 6/15/37	5,000	6,121,100
San Diego Unified School District, CA, (Election of 2012), Green Bonds, 5.00%, 7/1/30	2,000	2,564,560
San Francisco Bay Area Rapid Transit District, CA, (Election of 2004), Green Bonds, 3.00%, 8/1/38	3,235	3,568,367
San Francisco Bay Area Rapid Transit District, CA, (Election of 2016):
Green Bonds, 5.00%, 8/1/33	1,000	1,271,690
Green Bonds, 5.00%, 8/1/35	1,120	1,486,856
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	1,725	2,200,151
Wyandotte County Unified School District No. 203, KS, 4.00%, 9/1/23	1,545	1,712,911
Ypsilanti Community Schools, MI, 5.00%, 5/1/30	1,000	1,234,630
		$69,630,701
Hospital — 2.4%
Massachusetts Development Finance Agency, (Dana-Farber Cancer Institute), 5.00%, 12/1/34	$500	$596,205
Michigan Finance Authority, (Beaumont Health Credit Group), 4.00%, 11/1/46	2,000	2,153,600
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 4.00%, 7/1/31	2,000	2,473,420
Ohio, (Cleveland Clinic Health System), 5.00%, 1/1/27	2,000	2,517,000
		$7,740,225
Housing — 6.5%
California Municipal Finance Authority, (Caritas Corp.), Mobile Home Park Revenue, 5.00%, 8/15/28	$1,240	$1,493,518
Independent Cities Finance Authority, CA, (Union City Tropics), Mobile Home Park Revenue:
4.00%, 5/15/31	1,020	1,167,900

Calvert
Responsible Municipal Income Fund
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Independent Cities Finance Authority, CA, (Union City Tropics), Mobile Home Park Revenue: (continued)
4.00%, 5/15/34	$1,145	$ 1,286,362
Maryland Community Development Administration, Department of Housing and Community Development:
4.05%, 7/1/40	1,575	1,690,337
4.35%, 7/1/50	1,000	1,072,510
Massachusetts Housing Finance Agency, (AMT), 3.30%, 12/1/28	750	809,925
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 1.70%, 5/1/32	2,100	2,064,489
Sustainable Development Bonds, 1.75%, 11/1/32	1,060	1,041,938
Sustainable Development Bonds, 1.80%, 5/1/33	2,145	2,117,866
Sustainable Development Bonds, 1.85%, 11/1/33	1,075	1,061,928
3.80%, 11/1/30	1,000	1,074,950
New York Housing Finance Agency, Climate Bond Certified/Sustainability Bonds, (FHLMC / FNMA / SONYMA), 2.85%, 11/1/39	2,000	2,082,220
North Dakota Housing Finance Agency, 2.55%, 1/1/22	500	511,760
Pennsylvania Housing Finance Agency, 3.90%, 10/1/35	1,000	1,056,160
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/28	665	737,538
5.00%, 6/1/29	365	406,183
Utah Housing Corp., 4.00%, 1/1/36	1,235	1,331,280
		$21,006,864
Industrial Development Revenue — 1.4%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 3.00%, 11/1/25	$850	$929,143
National Finance Authority, NH, (Covanta), (AMT), Green Bonds, 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,955	1,941,413
Nez Perce County, ID, (Potlatch Corp.), 2.75%, 10/1/24	1,000	1,018,240
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.625%, 11/1/21	500	509,525
		$4,398,321
Insured - General Obligations — 0.7%
Connecticut, (AGM), 5.00%, 10/15/27	$1,155	$1,439,638
Long Beach Unified School District, CA, (AGC), 0.00%, 8/1/25	1,000	956,380
		$2,396,018
Security	Principal Amount (000's omitted)	Value
Insured - Solid Waste — 0.4%
South Bayside Waste Management Authority, CA, (Shoreway Environmental Center), (AGM), (AMT):
Green Bonds, 5.00%, 9/1/28	$500	$ 653,450
Green Bonds, 5.00%, 9/1/30	500	659,050
		$ 1,312,500
Insured - Special Tax Revenue — 0.1%
Martha's Vineyard Land Bank, (BAM), Green Bonds, 5.00%, 5/1/32	$400	$ 494,100
		$ 494,100
Insured - Transportation — 0.4%
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/30	$1,000	$1,168,720
		$1,168,720
Lease Revenue / Certificates of Participation — 1.3%
Kansas City, MO, Special Obligation Bonds:
4.00%, 10/1/34	$500	$559,225
4.00%, 10/1/35	600	669,582
University of Mississippi Educational Building Corp., 5.00%, 10/1/28	1,000	1,312,640
University of North Dakota, Certificates of Participation, Green Certificates, 5.00%, 4/1/48	1,500	1,771,560
		$4,313,007
Other Revenue — 6.8%
Battery Park City Authority, NY:
5.00%, 11/1/39	$200	$259,672
Sustainability Bonds, 5.00%, 11/1/49	3,250	4,136,210
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	1,915	2,003,492
California Infrastructure and Economic Development Bank, 5.00%, 10/1/34	2,000	2,417,500
Chester County Industrial Development Authority, PA, (Longwood Gardens, Inc.), Sustainability Bonds, 4.00%, 12/1/25	310	366,811
Connecticut Health and Educational Facilities Authority, (State Supported Child Care), 4.00%, 7/1/38	1,170	1,272,539
DuPage County, IL, (The Morton Arboretum), Green Bonds, 3.00%, 5/15/47	2,540	2,552,243
Fairfax County Economic Development Authority, VA, (National Wildlife Federation):
Green Bonds, 5.00%, 9/1/34	1,310	1,622,710
Green Bonds, 5.00%, 9/1/36	1,445	1,773,824
Illinois Educational Facilities Authority, (Field Museum of Natural History):
4.00%, 11/1/36	1,000	1,112,200

Calvert
Responsible Municipal Income Fund
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Illinois Educational Facilities Authority, (Field Museum of Natural History): (continued)
4.45%, 11/1/36	$1,000	$ 1,129,680
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/29	1,000	1,380,860
Philadelphia Redevelopment Authority, PA, (Philadelphia Neighborhood Transformation Initiative), 5.00%, 4/15/21	1,855	1,893,955
		$ 21,921,696
Senior Living/Life Care — 0.6%
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/24	$1,875	$ 1,947,056
		$ 1,947,056
Special Tax Revenue — 4.4%
Central Puget Sound Regional Transit Authority, WA, Sales Tax Revenue:
Green Bonds, 4.00%, 11/1/33	$1,100	$1,246,960
Green Bonds, 5.00%, 11/1/35	1,000	1,198,280
Green Bonds, 5.00%, 11/1/45	2,500	2,990,225
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/39	2,000	2,544,740
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue:
Green Bonds, Series 2017A, 5.00%, 11/15/35	1,000	1,178,460
Green Bonds, Series 2017B, 5.00%, 11/15/35	2,275	2,709,457
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 8/15/29	1,000	1,039,880
Regional Transportation District, CO, Sales Tax Revenue, 5.00%, 11/1/32	1,000	1,384,260
		$14,292,262
Water and Sewer — 12.9%
Aurora, CO, Water Revenue, Green Bonds, 5.00%, 8/1/31	$2,000	$2,472,680
Austin, TX, Water & Wastewater System Revenue, 5.00%, 11/15/33	2,000	2,519,080
Cleveland, OH, Water Revenue:
5.00%, 1/1/27	150	190,980
5.00%, 1/1/28	770	977,107
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/35	1,000	1,244,140
Denver City and County Board of Water Commissioners, CO, 4.00%, 9/15/33	3,000	3,738,090
District of Columbia Water and Sewer Authority, 5.00%, 10/1/26	500	632,770
East Baton Rouge Sewerage Commission, LA, 4.00%, 2/1/35	1,000	1,191,760
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
East Bay Municipal Utility District, CA, Water System Revenue:
Green Bonds, 5.00%, 6/1/35	$1,000	$ 1,255,920
Green Bonds, 5.00%, 6/1/36	1,650	2,181,019
Greensboro, NC, Combined Enterprise System Revenue, 4.00%, 6/1/34	500	627,545
Indiana Finance Authority, (CWA Authority):
Green Bonds, 5.00%, 10/1/27	615	794,635
Green Bonds, 5.00%, 10/1/28	765	1,009,693
Green Bonds, 5.00%, 10/1/30	1,000	1,227,730
Green Bonds, 5.00%, 10/1/34	300	399,807
Green Bonds, 5.00%, 10/1/35	425	563,661
Green Bonds, 5.00%, 10/1/36	1,000	1,195,900
Kansas City, MO, Water Revenue, 4.00%, 12/1/33	870	1,093,077
Los Angeles, CA, Wastewater System Revenue:
Green Bonds, 5.00%, 6/1/34	1,000	1,287,840
Green Bonds, 5.00%, 6/1/38	2,000	2,478,240
Lubbock,TX, Water and Wastewater System Revenue:
4.00%, 2/15/30	650	807,592
4.00%, 2/15/31	435	537,203
4.00%, 2/15/32	325	398,899
4.00%, 2/15/33	200	243,944
5.00%, 2/15/25	300	359,823
5.00%, 2/15/26	400	494,344
Massachusetts Water Resources Authority:
Green Bonds, 5.00%, 8/1/32	1,500	1,896,660
Green Bonds, 5.00%, 8/1/40	1,000	1,217,400
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 3.00%, 4/1/39	2,500	2,708,475
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 4.00%, 10/1/43	4,140	4,813,785
Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/33	1,000	1,239,950
		$41,799,749
Total Tax-Exempt Municipal Obligations (identified cost $271,392,567)		$284,660,881

Taxable Municipal Obligations — 1.7%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.5%
California Health Facilities Financing Authority, (No Place Like Home Program):
2.02%, 6/1/24	$1,000	$ 1,041,820

Calvert
Responsible Municipal Income Fund
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
California Health Facilities Financing Authority, (No Place Like Home Program): (continued)
2.211%, 6/1/25	$1,500	$ 1,588,170
2.361%, 6/1/26	2,000	2,140,580
		$ 4,770,570
Water and Sewer — 0.2%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.497%, 9/1/24	$660	$ 677,140
		$ 677,140
Total Taxable Municipal Obligations (identified cost $5,160,000)		$ 5,447,710

Short-Term Investments — 6.3%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(2)	20,522,653	$ 20,524,705
Total Short-Term Investments (identified cost $20,526,069)		$ 20,524,705
Total Investments — 97.8% (identified cost $303,078,636)		$316,877,851
Other Assets, Less Liabilities — 2.2%		$ 7,202,837
Net Assets — 100.0%		$324,080,688

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $3,115,743 or 1.0% of the Fund's net assets.
(2)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

At September 30, 2020, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
California 17.4%
Texas 11.1%
Others, representing less than 10% individually 63.0%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2020, 1.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 1.2% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(34)	Short	12/21/20	$(4,744,063)	$(19,720)
					$(19,720)

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
PSF	– Permanent School Fund

Calvert
Responsible Municipal Income Fund
September 30, 2020
Schedule of Investments (Unaudited) — continued

SONYMA	– State of New York Mortgage Agency

Calvert
Responsible Municipal Income Fund
September 30, 2020
Schedule of Investments (Unaudited) — continued

At September 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended September 30, 2020, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At September 30, 2020, the value of the Fund’s investment in affiliated funds was $20,524,705, which represents 6.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$103,353,036	$(82,828,269)	$1,302	$(1,364)	$20,524,705	$10,359	20,522,653
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$6,244,555	$—	$6,244,555
Tax-Exempt Municipal Obligations	—	284,660,881	—	284,660,881
Taxable Municipal Obligations	—	5,447,710	—	5,447,710
Short-Term Investments	—	20,524,705	—	20,524,705
Total Investments	$ —	$316,877,851	$ —	$316,877,851
Liability Description
Futures Contracts	$(19,720)	$ —	$ —	$(19,720)
Total	$(19,720)	$ —	$ —	$(19,720)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.